Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.02539%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,088,003.72

Principal:
Principal Collections	$23,845,862.62
Prepayments in Full	$13,340,619.90
Liquidation Proceeds	$519,024.98
Recoveries	$105,507.73
Sub Total	$37,811,015.23
Collections	$40,899,018.95

Purchase Amounts:
Purchase Amounts Related to Principal	$99,247.78
Purchase Amounts Related to Interest	$601.33
Sub Total	$99,849.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,998,868.06

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,998,868.06
Servicing Fee	$628,632.76	$628,632.76	$0.00	$0.00	$40,370,235.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,370,235.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$40,370,235.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$40,370,235.30
Interest - Class A-3 Notes	$2,030,315.34	$2,030,315.34	$0.00	$0.00	$38,339,919.96
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$37,954,073.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,954,073.29
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$37,713,231.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,713,231.79
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,713,231.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,713,231.79
Regular Principal Payment	$35,706,189.10	$35,706,189.10	$0.00	$0.00	$2,007,042.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,007,042.69
Residual Released to Depositor	$0.00	$2,007,042.69	$0.00	$0.00	$0.00
Total		$40,998,868.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,706,189.10
Total					$35,706,189.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$35,706,189.10	$54.66	$2,030,315.34	$3.11	$37,736,504.44	$57.77
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,706,189.10	$19.38	$2,657,003.51	$1.44	$38,363,192.61	$20.82

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$477,721,257.05	0.7312433	$442,015,067.95	0.6765882
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$663,161,257.05	0.3600048	$627,455,067.95	0.3406213

Pool Information
Weighted Average APR	4.871%	4.881%
Weighted Average Remaining Term	38.03	37.30
Number of Receivables Outstanding	30,084	29,080
Pool Balance	$754,359,313.93	$715,865,140.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$700,003,233.32	$664,297,044.22
Pool Factor	0.3772780	0.3580259

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$51,568,096.02
Targeted Overcollateralization Amount	$88,410,072.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,410,072.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$689,418.41
(Recoveries)		88	$105,507.73
Net Loss for Current Collection Period			$583,910.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9289%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5831%
Second Prior Collection Period			0.3220%
Prior Collection Period			0.9321%
Current Collection Period			0.9532%
Four Month Average (Current and Prior Three Collection Periods)			0.6976%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,278	$14,707,241.32
(Cumulative Recoveries)			$2,263,201.10
Cumulative Net Loss for All Collection Periods			$12,444,040.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6224%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,456.21
Average Net Loss for Receivables that have experienced a Realized Loss			$5,462.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	266	$9,459,577.73
61-90 Days Delinquent	0.23%	43	$1,647,703.76
91-120 Days Delinquent	0.04%	8	$317,852.57
Over 120 Days Delinquent	0.05%	10	$368,047.86
Total Delinquent Receivables	1.65%	327	$11,793,181.92

Repossession Inventory:
Repossessed in the Current Collection Period		19	$614,626.72
Total Repossessed Inventory		36	$1,242,290.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1960%
Prior Collection Period			0.2127%
Current Collection Period			0.2098%
Three Month Average			0.2062%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3260%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$3,262,741.55
2 Months Extended	145	$5,182,448.14
3+ Months Extended	21	$847,885.38

Total Receivables Extended	260	$9,293,075.07
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer